Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 7,118,820	$ 5,687,671
Work in process	1,490,520	916,997
Finished goods	611,020	546,208
Inventory valuation allowance	(383,545)	(94,417)
Total	$ 8,836,815	$ 7,056,459